INVENTORY (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORY
Raw Materials	$ 1,509,768	$ 561,726	$ 323,989
Work in progress	140,329	78,219	54,780
Inventory net	1,650,097	639,945	378,769
Excess or obsolete inventory reserves	$ 0	$ 0	$ 0